UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/00

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT III, L.P.
Address:          2750 Sand Hill Road
                  Menlo Park
                  California  94025

13F File Number:  028-06038

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Pamela K. Hagenah
Title:            General Partner
Phone:            650-233-0360

Signature, Place and Date of signing:

                  Pamela K. Hagenah   Menlo Park, California   February 14, 2001
                     [Signature]           [City, State]            [Date]

Report type (Check only one.):

[X]               13F HOLDINGS REPORT.

[ ]               13F NOTICE.

[ ]               13F COMBINATION REPORT.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:                            -0-

Form 13F Information Table Total:                             13

Form 13F Information Table Value Total:                       $72,165
         (thousands)

List of Other Included Managers:

  No.  13F File Number    Name

  NONE
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

                                                            FORM 13F
                                NAME OF REPORTING MANAGER: INTEGRAL CAPITAL MANAGEMENT III, L.P.
                                                         as of 12/31/00


                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other         --------------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole   Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------       --------------------
ARGONAUT TECHNOLOGIES INC    COMM STK    040175101        3,858       453,831   SH       SOLE                   453,831     0      0
BINDVIEW DEV CORP            COMM STK    090327107          160        17,020   SH       SOLE                    17,020     0      0
BRIO TECHNOLOGY INC          COMM STK    109704106           72        17,067   SH       SOLE                    17,067     0      0
CALICO COMM INC              COMM STK    129897104        1,760     1,817,182   SH       SOLE                 1,817,182     0      0
METAWAVE COMMUNICATIONS COR  COMM STK    591409107        4,932       540,479   SH       SOLE                   540,479     0      0
NETCENTIVES INC              COMM STK    64108P101           95        25,000   SH       SOLE                    25,000     0      0
PEGASUS SOLUTIONS INC        COMM STK    705906105          461        66,385   SH       SOLE                    66,385     0      0
PHARMACYCLICS INC            COMM STK    716933106        2,809        82,000   SH       SOLE                    82,000     0      0
SYCAMORE NETWORKS INC        COMM STK    871206108          836        22,443   SH       SOLE                    22,443     0      0
TRANSMETA CORPORATION        COMM STK    89376R09        51,700     2,200,000   SH       SOLE                 2,200,000     0      0
TUT SYSTEMS                  COMM STK    901103101          313        37,897   SH       SOLE                    37,897     0      0
VITRIA TECHNOLOGY            COMM STK    92849Q104          286        36,848   SH       SOLE                    36,848     0      0
WEBMD CORP                   COMM STK    94769M105        4,884       615,349   SH       SOLE                   615,349     0      0

GRAND TOTAL                                              72,165